[LOGO]USAA(R)

                   USAA BALANCED
                             STRATEGY Fund

                                                                       [GRAPHIC]

  A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                   WITH THIS CHANGE IN EQUITY
               FUND MANAGEMENT, COUPLED WITH USAA'S
[PHOTO]         OUTSTANDING SERVICE FROM A TRUSTED
                ADVISER, WE THINK YOU WILL BE WELL
               SERVED FOR YOUR STRONG AND LONG-LASTING
                    RELATIONSHIP WITH US.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 USAA Investment Management Company (USAA) is committed to delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision making process that was repeatable in all market conditions, and

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                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                           1

FINANCIAL INFORMATION

   Distributions to Shareholders                                     9

   Independent Auditors' Report                                     10

   Portfolio of Investments                                         11

   Notes to Portfolio of Investments                                19

   Financial Statements                                             20

   Notes to Financial Statements                                    23

DIRECTORS' INFORMATION                                              34







THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in stocks, bonds, and money market instruments.

----------------------------------------------------------------------------------------------
                                                              5/31/02              5/31/01
----------------------------------------------------------------------------------------------
 Net Assets                                               $327.6 Million      $185.0 Million
 Net Asset Value Per Share                                    $14.20              $15.25

----------------------------------------------------------------------------------------------
                             Average Annual Total Returns as of 5/31/02
----------------------------------------------------------------------------------------------
 1 YEAR                            5 YEARS                        SINCE INCEPTION ON 9/1/95
 -0.06%                             8.34%                                  9.93%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

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=======================---------------------------------------------------------
                        OVERVIEW

                                [CHART]

                  CUMULATIVE PERFORMANCE COMPARISON
                  ---------------------------------

        USAA Balanced                             Lehman Bros Aggregate   Lipper Balanced     Lipper Balanced
          Strategy           S&P 500 Index              Bd Index           Funds Average        Funds Index
        ---------------   ------------------      ---------------------   ---------------     ---------------
Aug-95     10,000.00             10,000.00             10,000.00            10,000.00           10,000.00
Sep-95     10,040.00             10,421.78             10,097.29            10,231.67           10,238.83
Oct-95      9,870.00             10,384.54             10,228.60            10,216.08           10,212.88
Nov-95     10,060.00             10,839.89             10,381.87            10,532.09           10,530.28
Dec-95     10,324.29             11,048.70             10,527.57            10,686.47           10,696.02
Jan-96     10,334.38             11,424.31             10,597.48            10,885.91           10,889.09
Feb-96     10,304.13             11,530.59             10,413.27            10,913.89           10,894.34
Mar-96     10,515.68             11,641.60             10,340.89            10,951.36           10,935.43
Apr-96     10,586.67             11,813.08             10,282.73            11,046.85           11,007.82
May-96     10,637.37             12,117.22             10,261.85            11,188.91           11,120.63
Jun-96     10,648.38             12,163.41             10,399.66            11,205.97           11,157.30
Jul-96     10,300.92             11,626.33             10,428.12            10,900.84           10,870.17
Aug-96     10,546.18             11,871.94             10,410.64            11,091.59           11,041.82
Sep-96     10,975.62             12,539.53             10,592.07            11,510.98           11,451.38
Oct-96     11,233.02             12,885.24             10,826.70            11,736.08           11,693.67
Nov-96     11,734.44             13,858.35             11,012.14            12,274.77           12,238.63
Dec-96     11,713.31             13,583.83             10,909.75            12,140.01           12,092.06
Jan-97     12,004.58             14,432.02             10,943.16            12,504.99           12,465.99
Feb-97     12,077.40             14,545.33             10,970.38            12,522.80           12,512.26
Mar-97     11,868.62             13,948.79             10,848.81            12,153.64           12,148.59
Apr-97     12,120.03             14,780.78             11,011.21            12,515.19           12,513.80
May-97     12,685.70             15,684.44             11,115.31            13,057.71           13,026.25
Jun-97     13,031.61             16,381.71             11,247.24            13,459.05           13,458.04
Jul-97     13,705.37             17,684.86             11,550.54            14,237.29           14,224.61
Aug-97     13,417.40             16,694.86             11,452.02            13,845.60           13,773.71
Sep-97     13,854.99             17,608.66             11,620.91            14,390.61           14,322.73
Oct-97     13,575.74             17,021.24             11,789.50            14,156.19           14,061.93
Nov-97     13,822.77             17,808.54             11,843.79            14,409.40           14,320.23
Dec-97     13,944.80             18,114.16             11,963.04            14,621.18           14,546.47
Jan-98     13,922.91             18,314.32             12,116.62            14,713.26           14,649.84
Feb-98     14,481.14             19,634.46             12,107.49            15,332.99           15,231.47
Mar-98     14,919.09             20,639.10             12,149.10            15,775.53           15,697.21
Apr-98     14,985.15             20,850.46             12,212.51            15,884.46           15,807.16
May-98     14,820.00             20,492.56             12,328.36            15,710.40           15,647.34
Jun-98     14,828.06             21,324.34             12,432.91            15,967.77           15,935.89
Jul-98     14,304.70             21,098.97             12,459.36            15,760.69           15,749.20
Aug-98     12,902.28             18,050.67             12,662.13            14,361.88           14,392.39
Sep-98     13,113.85             19,208.01             12,958.63            14,985.24           15,013.59
Oct-98     13,836.75             20,768.00             12,890.11            15,610.84           15,575.27
Nov-98     14,548.35             22,026.19             12,963.27            16,216.15           16,145.37
Dec-98     15,156.72             23,294.62             13,002.24            16,808.66           16,741.02
Jan-99     15,701.28             24,268.35             13,095.04            17,106.75           17,008.72
Feb-99     15,349.59             23,514.23             12,866.45            16,643.24           16,599.88
Mar-99     16,052.52             24,454.75             12,937.75            17,059.46           17,009.63
Apr-99     16,291.43             25,401.75             12,978.73            17,556.06           17,566.78
May-99     15,950.13             24,802.58             12,865.05            17,298.94           17,295.91
Jun-99     16,725.61             26,175.30             12,824.07            17,800.44           17,774.11
Jul-99     16,417.15             25,361.55             12,769.47            17,445.44           17,441.69
Aug-99     16,382.88             25,235.99             12,762.97            17,230.50           17,258.68
Sep-99     16,120.26             24,545.03             12,911.14            17,008.30           17,037.56
Oct-99     16,854.56             26,097.59             12,958.78            17,521.90           17,530.87
Nov-99     17,221.71             26,628.07             12,957.85            17,754.91           17,719.50
Dec-99     18,021.46             28,194.22             12,895.37            18,343.93           18,243.80
Jan-00     17,549.03             26,777.84             12,853.14            17,842.42           17,785.48
Feb-00     17,514.47             26,271.48             13,008.58            17,903.54           17,742.64
Mar-00     18,493.42             28,839.93             13,179.96            18,889.39           18,787.31
Apr-00     17,961.40             27,972.56             13,142.22            18,501.72           18,443.01
May-00     17,649.13             27,399.12             13,136.18            18,237.54           18,269.48
Jun-00     18,042.66             28,073.92             13,409.48            18,624.74           18,561.08
Jul-00     17,826.03             27,635.40             13,531.20            18,576.05           18,510.50
Aug-00     18,523.41             29,350.99             13,727.32            19,475.19           19,336.74
Sep-00     17,900.05             27,801.84             13,813.63            18,984.44           18,929.79
Oct-00     17,715.51             27,683.73             13,905.04            18,894.86           18,913.05
Nov-00     16,891.25             25,502.93             14,132.40            18,097.86           18,226.52
Dec-00     17,211.05             25,628.04             14,394.56            18,527.70           18,679.53
Jan-01     18,484.57             26,536.75             14,629.96            18,955.33           19,075.97
Feb-01     18,051.82             24,118.64             14,757.41            18,077.95           18,335.50
Mar-01     17,755.71             22,591.57             14,831.49            17,419.97           17,743.38
Apr-01     18,502.27             24,345.77             14,769.93            18,181.15           18,488.02
May-01     18,950.20             24,509.10             14,859.02            18,310.34           18,652.69
Jun-01     18,777.43             23,912.79             14,915.17            18,055.02           18,366.88
Jul-01     19,040.49             23,677.30             15,248.63            18,023.10           18,353.59
Aug-01     18,652.17             22,196.55             15,423.25            17,464.80           17,831.27
Sep-01     17,464.73             20,404.27             15,602.97            16,521.72           16,974.37
Oct-01     17,817.56             20,793.58             15,929.47            16,880.06           17,258.46
Nov-01     18,876.02             22,388.19             15,709.85            17,575.07           17,945.58
Dec-01     19,097.83             22,584.43             15,610.08            17,681.08           18,075.00
Jan-02     18,925.42             22,255.03             15,736.45            17,505.60           17,916.47
Feb-02     18,567.34             21,825.74             15,888.95            17,314.80           17,794.73
Mar-02     19,098.35             22,646.69             15,624.62            17,690.43           18,183.81
Apr-02     18,791.60             21,274.27             15,927.62            17,259.37           17,747.44
May-02     18,938.31             21,118.09             16,062.95            17,178.11           17,739.16

                 DATA SINCE INCEPTION ON 9/1/95 THROUGH 5/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the
                   weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/credit index, the mortgage-backed securities index, and the asset-backed securities index.

                 o The Lipper Balanced Funds Average, an average of all balanced funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Balanced Funds Index, which tracks the total
                   return performance of the 30 largest funds within the Lipper Balanced Funds category.

4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                         From left to right: Pamela Bledsoe Noble, CFA (Money Market Instruments);

[PHOTO]                  Margaret "Didi" Weinblatt, Ph.D., CFA (Bonds); and

                         Timothy Beyer, CFA (Allocation Manager and Stocks).

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 TIMOTHY BEYER: Your USAA Balanced Strategy Fund had a total return of -0.06% for the year ended May 31, 2002. This compares to an average return of -5.86% for the Lipper Balanced
                 Funds category. It was a tough environment for stocks, but the stock portion of the Fund did quite well relative to the overall market and its peers, and the bond allocation helped dampen the impact of equity market volatility.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 TIMOTHY BEYER: Per our prospectus, the equity allocation must remain in the 50% to 70% range. We shifted to a maximum allocation to stocks after the tragic events of September 11, 2001, as we identified exceptional value in certain individual stocks during the post-attack selloff. After taking advantage of the subsequent rally, we began reducing exposure to stocks and, by the end of March, we were down to 55% equities, where we also

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 ended in May. We are now looking to increase equity market exposure, given the downturn in equity prices in May and early June.

HOW DID YOU MANAGE THE STOCK PORTION OF THE FUND?

                 TIMOTHY BEYER: Our value discipline helped tremendously; the equity portion returned -3.6%, compared to -13.8% for the S&P 500 Index. Although we benefited from being slightly underweight in technology, we also had strong stock selection in the sector as the market focused on companies with strong cash flow and good competitive positions like the ones we own. Stock selection within the consumer-discretionary category was excellent, including Kraft, which was the single largest contributor to performance during the year. Given our long-term focus, we were able to look beyond the short-term impact of September 11 and buy high-quality companies that subsequently rallied sharply, particularly in the consumer-cyclical areas.

THE FUND HAS A LARGE POSITION IN HEALTH CARE. HAS THIS POSITION HELPED PERFORMANCE?

                 TIMOTHY BEYER: Health care has been mixed for the Fund. Well-point, an HMO, and Boston Scientific, a medical device company, were very positive for performance. Our exposure to large-cap pharmaceuticals hurt us; these stocks sold off significantly because of lower earnings predictions and short-term problems in the product pipeline. While losing money is unpleasant, we believe that the pharmaceutical stocks we own are high-quality companies with high returns on capital, low risk profiles, healthy balance sheets, and sustainable competitive advantages.



                 BOSTON SCIENTIFIC WAS SOLD OUT OF THE FUND BEFORE THE END OF THE PERIOD.

                 REFER TO PAGE 3 FOR THE S&P 500 INDEX DEFINITION.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-18.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

HOW DID THE BOND SECTOR OF THE FUND PERFORM?

                 DIDI WEINBLATT: The bond portion of the Fund fulfilled its mission of helping to offset the impact of volatility in the stock market. While short-term rates fell sharply, especially in the first half of the year, long-term rates declined only slightly. The weak economy and corporate reporting issues caused some of the Fund's holdings in corporate bonds to underperform. To protect against the potential for inflation when we saw signs of economic recovery, we added Treasury inflation-protected securities (TIPS) to the portfolio. TIPS are U.S. Treasury securities that offer the investor a real, or after-inflation, rate of return. Even though inflation didn't materialize, TIPS performed well.

                 The graph below compares the movement of the federal funds rate (target interest rate on overnight loans between banks), which is set by the Federal Reserve Board, to the yields on two-year, 10-year, and 30-year Treasuries during the period.

                                           [CHART]

                                       TREASURY YIELDS
                                       ---------------


                  FEDERAL         2-YEAR           10-YEAR          30-YEAR
                   FUNDS         TREASURY         TREASURY         TREASURY
                   RATE            YIELD            YIELD            YIELD
                  -------        --------         --------         --------

05/31/2001           4             4.205            5.404            5.772
06/15/2001           4             3.976            5.238            5.673
06/29/2001        3.75             4.242            5.401             5.74
07/16/2001        3.75             4.046            5.181            5.589
07/31/2001        3.75             3.789            5.037            5.504
08/15/2001        3.75             3.778            4.994            5.515
08/31/2001         3.5             3.629            4.832            5.368
09/14/2001         3.5             2.866            4.555             5.35
09/28/2001           3             2.835            4.575            5.413
10/15/2001         2.5             2.754            4.604            5.376
10/31/2001         2.5             2.432            4.267             4.88
11/15/2001           2             2.961            4.738            5.203
11/30/2001           2             2.833            4.748            5.265
12/14/2001        1.75             3.145             5.18            5.576
12/31/2001        1.75             3.026            5.051            5.466
01/15/2002        1.75             2.766            4.837            5.341
01/31/2002        1.75              3.15            5.033            5.435
02/15/2002        1.75             2.937            4.863            5.366
02/28/2002        1.75             3.045            4.869            5.415
03/15/2002        1.75             3.597            5.354            5.775
03/29/2002        1.75             3.711            5.396            5.795
04/15/2002        1.75             3.329            5.136            5.622
04/30/2002        1.75             3.232            5.091            5.595
05/15/2002        1.75             3.329            5.252            5.742
05/31/2002        1.75             3.205            5.043            5.611

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT'S YOUR OUTLOOK?

                 DIDI WEINBLATT: With inflation still very low, the fact that longterm rates have stayed relatively high reduces the risk of owning longer-term bonds in the event the economy grows faster than expected. However, there's little doubt that the Fed will raise interest rates. The question is when. We'll continue to provide the Fund's shareholders with interest income and liquidity and serve as a counterweight against potential further equity market volatility.

                 TIMOTHY BEYER: In an uncertain market environment, we will continue to apply our value discipline on a stock-by-stock basis. The majority of our excess return resulted from stock selection as opposed to sector allocation. That's our focus--individual stock selection. We thank you, the Fund's shareholders, for your continued confidence in us.

8

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

--------------------------------------------------
              TOP 10 EQUITY HOLDINGS
                (% of Net Assets)
--------------------------------------------------
  Bristol-Myers Squibb Co.                  2.3%

  Merck & Co., Inc.                         2.3%

  Freddie Mac                               2.2%

  Republic Services, Inc.                   2.1%

  McDonald's Corp.                          1.8%

  Microsoft Corp.                           1.3%

  Liberty Media Corp. "A"                   1.2%

  Pharmacia Corp.                           1.2%

  Sprint Corp. - FON Group                  1.2%

  Kraft Foods, Inc. "A"                     1.1%
--------------------------------------------------

                 ASSET ALLOCATION
                     5/31/02
                 ----------------

                     [CHART]

Corporate Obligations                        17.1%
Asset-Backed & Mortgage-Backed Securities     1.8%
U.S. Government & Agency Issues              24.2%
Money Market Instruments                      1.4%
Stocks                                       55.3%

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-18.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA BALANCED STRATEGY FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.


                 Ordinary income*               $.4629
                 Long-term capital gains         .5335
                                                ------
                 Total                          $.9964
                                                ======

                 19.57% of ordinary income distributions qualifies for deduction by corporations.

                 Total equalization debit used this year was $85,000.


                 * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY,
                   WHICH ARE TAXABLE AS ORDINARY INCOME.

10

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
KPMG
THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA BALANCED STRATEGY FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Balanced Strategy Fund, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 11 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Balanced Strategy Fund as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

                 San Antonio, Texas
                 July 5, 2002

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=================---------------------------------------------------------------
                  of INVESTMENTS

USAA BALANCED STRATEGY FUND
MAY 31, 2002

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------
              STOCKS (55.3%)

              ADVERTISING (1.8%)
    73,300    Interpublic Group of Companies, Inc.*                $  2,419
   125,000    R.H. Donnelley Corp.*                                   3,581
                                                                   --------
                                                                      6,000
                                                                   --------
              APPAREL RETAIL (0.8%)
   174,900    Gap, Inc.                                               2,548
                                                                   --------

              BANKS (2.3%)
    36,800    Bank of America Corp.                                   2,790
    88,500    FleetBoston Financial Corp.                             3,119
    53,400    Popular, Inc.                                           1,703
                                                                   --------
                                                                      7,612
                                                                   --------
              BIOTECHNOLOGY (1.1%)
   105,100    Invitrogen Corp.*                                       3,692
                                                                   --------

              BROADCASTING & CABLE TV (1.4%)
    14,000    Clear Channel Communications, Inc.*                       745
   325,000    Liberty Media Corp. "A"*                                3,916
                                                                   --------
                                                                      4,661
                                                                   --------
              CATALOG RETAIL (0.5%)
    63,000    USA Interactive*                                        1,796
                                                                   --------

              COMPUTER HARDWARE (0.7%)
   106,000    Hewlett-Packard Co.                                     2,023
   102,900    Palm, Inc.*                                               164
                                                                   --------
                                                                      2,187
                                                                   --------
              COMPUTER STORAGE & PERIPHERALS (0.7%)
    36,500    Lexmark International, Inc.*                            2,279
                                                                   --------

              CONSUMER FINANCE (0.8%)
    53,500    Countrywide Credit Industries, Inc.                     2,638
                                                                   --------

              DISTILLERS & VINTNERS (0.8%)
    53,900    Diageo plc ADR                                          2,740
                                                                   --------

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                  (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.6%)
   148,200    Hercules, Inc.*                                      $  1,866
                                                                   --------

              DIVERSIFIED FINANCIAL SERVICES (4.3%)
    56,300    American Express Co.                                    2,393
    28,839    Citigroup, Inc.                                         1,245
   111,300    Freddie Mac                                             7,296
   142,400    Stilwell Financial, Inc.                                3,076
                                                                   --------
                                                                     14,010
                                                                   --------
              ELECTRIC UTILITIES (0.3%)
    49,000    XCEL Energy, Inc.                                       1,053
                                                                   --------

              ELECTRICAL COMPONENTS & EQUIPMENT (1.3%)
   125,000    American Power Conversion Corp.*                        1,745
    41,900    Emerson Electric Co.                                    2,424
                                                                   --------
                                                                      4,169
                                                                   --------
              ENVIRONMENTAL SERVICES (2.1%)
   326,100    Republic Services, Inc.*                                6,855
                                                                   --------

              GENERAL MERCHANDISE STORES (0.5%)
    34,300    BJ's Wholesale Club, Inc.*                              1,483
                                                                   --------

              HEALTH CARE DISTRIBUTORS & SERVICES (1.0%)
   153,200    IMS Health, Inc.                                        3,225
                                                                   --------

              HEALTH CARE EQUIPMENT (0.7%)
    57,000    Guidant Corp.*                                          2,280
                                                                   --------

              HOTELS, RESORTS, & CRUISE LINES (0.4%)
    65,600    Royal Caribbean Cruises Ltd.                            1,477
                                                                   --------

              HOUSEHOLD PRODUCTS (0.7%)
    47,000    Clorox Co.                                              2,153
                                                                   --------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (1.0%)
    52,100    Textron, Inc.                                        $  2,444
    39,300    Tyco International Ltd.                                   863
                                                                   --------
                                                                      3,307
                                                                   --------
              INDUSTRIAL MACHINERY (0.8%)
    72,000    Dover Corp.                                             2,563
                                                                   --------

              INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.7%)
    47,100    Computer Sciences Corp.*                                2,231
    50,500    Electronic Data Systems Corp.                           2,668
    66,000    Unisys Corp.*                                             755
                                                                   --------
                                                                      5,654
                                                                   --------
              INTEGRATED OIL & GAS (1.7%)
    36,212    ChevronTexaco Corp.                                     3,160
    85,000    Occidental Petroleum Corp.                              2,538
                                                                   --------
                                                                      5,698
                                                                   --------
              INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
   299,100    AT&T Corp.                                              3,580
   230,800    Sprint Corp. - FON Group                                3,797
    35,440    Verizon Communications, Inc.                            1,524
                                                                   --------
                                                                      8,901
                                                                   --------
              LIFE & HEALTH INSURANCE (0.6%)
    72,100    Unumprovident Corp.                                     1,824
                                                                   --------

              MANAGED HEALTH CARE (0.6%)
    25,200    Wellpoint Health Networks, Inc.*                        1,869
                                                                   --------

              MOVIES & ENTERTAINMENT (0.4%)
    50,000    Fox Entertainment Group, Inc. "A"*                      1,252
                                                                   --------

              MULTI-UTILITIES & UNREGULATED POWER (0.7%)
    51,600    AES Corp.*                                                338
   210,700    Reliant Resources, Inc.*                                1,991
                                                                   --------
                                                                      2,329
                                                                   --------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    40,500    Anadarko Petroleum Corp.                                2,055
                                                                   --------

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------

              PACKAGED FOODS & MEAT (2.5%)
    60,700    H.J. Heinz Co.                                       $  2,466
    86,000    Kraft Foods, Inc. "A"                                   3,699
    95,600    Sara Lee Corp.                                          2,015
                                                                   --------
                                                                      8,180
                                                                   --------
              PHARMACEUTICALS (7.4%)
   243,900    Bristol-Myers Squibb Co.                                7,590
    60,400    Elan Corp. plc ADR*                                       596
   132,300    Merck & Co., Inc.                                       7,554
    92,100    Pharmacia Corp.                                         3,978
   125,000    Schering-Plough Corp.                                   3,306
    43,900    Watson Pharmaceuticals, Inc.*                           1,142
                                                                   --------
                                                                     24,166
                                                                   --------
              PROPERTY & CASUALTY INSURANCE (1.5%)
    31,300    MGIC Investment Corp.                                   2,278
    29,500    PMI Group, Inc.                                         2,525
                                                                   --------
                                                                      4,803
                                                                   --------
              RESTAURANTS (2.4%)
   196,700    McDonald's Corp.                                        5,889
    29,000    Yum! Brands, Inc.*                                      1,853
                                                                   --------
                                                                      7,742
                                                                   --------
              SEMICONDUCTORS (0.9%)
    85,500    Intel Corp.                                             2,361
    42,000    LSI Logic Corp.*                                          479
                                                                   --------
                                                                      2,840
                                                                   --------
              SOFT DRINKS (0.5%)
    37,500    Fomento Economico Mexicano S.A. de C.V. ADR             1,584
                                                                   --------

              SPECIALTY STORES (0.7%)
    80,200    Linens 'n Things, Inc.*                                 2,462
                                                                   --------

              SYSTEMS SOFTWARE (2.5%)
   338,000    Ascential Software Corp.*                               1,044
    84,000    Microsoft Corp.*                                        4,276
    85,000    Symantec Corp.*                                         2,922
                                                                   --------
                                                                      8,242
                                                                   --------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------
              TELECOMMUNICATION EQUIPMENT (0.3%)
   113,528    Lucent Technologies, Inc.*                           $    528
    49,800    Tellabs, Inc.*                                            481
                                                                   --------
                                                                      1,009
                                                                   --------
              TOBACCO (1.7%)
    87,300    Loews Corp.                                             2,815
    49,500    Philip Morris Companies, Inc.                           2,834
                                                                   --------
                                                                      5,649
                                                                   --------
              TRADING COMPANIES & DISTRIBUTORS (0.7%)
    64,200    Genuine Parts Co.                                       2,347
                                                                   --------

              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   283,400    Nextel Communications, Inc. "A"*                        1,378
    62,100    Sprint Corp. - PCS Group*                                 648
                                                                   --------
                                                                      2,026
                                                                   --------
              Total stocks (cost: $179,019)                         181,226
                                                                   --------

 PRINCIPAL                                                                          MARKET
    AMOUNT                                                  COUPON                   VALUE
     (000)    SECURITY                                        RATE      MATURITY     (000)
-------------------------------------------------------------------------------------------
              BONDS (43.1%)

              CORPORATE OBLIGATIONS (17.1%)

              BANKS (2.0%)
   $ 2,050    First Union Corp.(c)                            6.82%    8/01/2026     2,248
     1,000    Imperial Bancorp                                8.50     4/01/2009     1,129
     2,000    Sovereign Bancorp, Inc.                        10.25     5/15/2004     2,150
     1,000    Union Planters Bank, N.A.(c)                    6.50     3/15/2018       997
                                                                                  --------
                                                                                     6,524
                                                                                  --------
              CONSUMER FINANCE (1.2%)
     1,000    Capital One Financial Corp.                     7.25    12/01/2003     1,002
     1,000    Capital One Financial Corp.                     7.25     5/01/2006       979
     2,000    Household Finance Corp.                         6.38    10/15/2011     1,946
                                                                                  --------
                                                                                     3,927
                                                                                  --------
              DIVERSIFIED FINANCIAL SERVICES (0.6%)
     2,000    CIT Group, Inc.                                 7.38     4/02/2007     2,048
                                                                                  --------

16

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

 PRINCIPAL                                                                          MARKET
    AMOUNT                                                  COUPON                   VALUE
     (000)    SECURITY                                        RATE      MATURITY     (000)
-------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.6%)
   $ 2,000    Brascan Corp.                                   8.13%   12/15/2008  $  2,041
                                                                                  --------

              ELECTRIC UTILITIES (3.4%)
     1,000    Dominion Fiber Ventures, LLC                    7.05     3/15/2005       976
     3,500    El Paso Electric Co.                            9.40     5/01/2011     3,881
     2,000    Empire District Electric Co.                    7.70    11/15/2004     2,130
     2,000    Pinnacle One Partners, L.P.(b)                  8.83     8/15/2004     2,021
     2,000    PSE&G Energy Holdings, Inc.                     8.63     2/15/2008     2,016
                                                                                  --------
                                                                                    11,024
                                                                                  --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
     2,000    Avnet, Inc.                                     8.00    11/15/2006     2,074
                                                                                  --------

              ENVIRONMENTAL SERVICES (0.6%)
     1,000    Waste Management, Inc.                          6.50    11/15/2008     1,001
     1,000    Waste Management, Inc.                          7.38     8/01/2010     1,030
                                                                                  --------
                                                                                     2,031
                                                                                  --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     1,000    Agrium, Inc.                                    8.25     2/15/2011     1,023
                                                                                  --------

              GAS UTILITIES (0.9%)
     2,000    Limestone Electron Trust(b)                     8.63     3/15/2003     2,027
     1,000    Peoples Energy Corp.                            6.90     1/15/2011     1,005
                                                                                  --------
                                                                                     3,032
                                                                                  --------
              HOMEBUILDING (0.5%)
     1,500    Pulte Corp.                                     8.38     8/15/2004     1,582
                                                                                  --------

              INTEGRATED OIL & GAS (0.3%)
     1,000    Occidental Petroleum Corp.                      5.88     1/15/2007     1,017
                                                                                  --------

              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
     2,000    Intermedia Communications, Inc.,
              8.24%/12.25%, 03/01/04(a)                       8.24     3/01/2009       920
     1,000    Qwest Capital Funding, Inc.                     5.88     8/03/2004       865
     2,000    Qwest Capital Funding, Inc.                     7.25     2/15/2011     1,527
                                                                                  --------
                                                                                     3,312
                                                                                  --------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

 PRINCIPAL                                                                          MARKET
    AMOUNT                                                  COUPON                   VALUE
     (000)    SECURITY                                        RATE      MATURITY     (000)
-------------------------------------------------------------------------------------------
              MEAT, POULTRY & FISH (0.7%)
   $ 2,000    Tyson Foods, Inc.                               8.25%   10/01/2011  $  2,200
                                                                                  --------

              METAL & GLASS CONTAINERS (0.3%)
     1,000    Pactiv Corp.                                    7.20    12/15/2005     1,048
                                                                                  --------

              MULTI-UTILITIES & UNREGULATED POWER (1.2%)
     1,000    WCG Note Trust Corp., Inc.(b)                   8.25     3/15/2004       971
     3,000    Williams Companies, Inc.                        8.13     3/15/2012     2,808
                                                                                  --------
                                                                                     3,779
                                                                                  --------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,000    Devon Financing Corp., ULC                      6.88     9/30/2011     1,038
                                                                                  --------

              REAL ESTATE INVESTMENT TRUSTS (1.9%)
     1,000    American Health Properties, Inc.                7.50     1/15/2007     1,051
     2,000    CarrAmerica Realty Corp.                        7.13     1/15/2012     2,045
     1,000    Nationwide Health Properties, Inc.              7.60     5/10/2007       997
     2,000    Pan Pacific Retail Properties, Inc.             7.95     4/15/2011     2,093
                                                                                  --------
                                                                                     6,186
                                                                                  --------
              TRUCKING (0.6%)
     2,000    AMERCO                                          7.85     5/15/2003     1,995
                                                                                  --------
              Total corporate obligations (cost: $55,980)                           55,881
                                                                                  --------

              ASSET-BACKED & MORTGAGE-BACKED SECURITIES (1.8%)

     4,000    Consumers Funding, LLC                          5.43     4/20/2015     3,929
     1,000    Detroit Edison Securitization Funding, LLC      6.42     3/01/2015     1,047
     1,000    GS Mortagage Securities, Series 2001-Rock A2    6.62     5/03/2018     1,034
                                                                                  --------
              Total asset-backed & mortgage-backed
               securities (cost: $5,809)                                             6,010
                                                                                  --------

              U.S. GOVERNMENT & AGENCY ISSUES (24.2%)

              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.5%)
     1,731    Series 1999-11 VC                               6.50     5/20/2014     1,801
     1,000    Series 1999-14 VD                               6.00     3/20/2014     1,014
     2,000    Series 2001-VB                                  7.00    11/16/2016     2,083
                                                                                  --------
                                                                                     4,898
                                                                                  --------

18

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

 PRINCIPAL                                                                          MARKET
    AMOUNT                                                  COUPON                   VALUE
     (000)    SECURITY                                        RATE      MATURITY     (000)
-------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES (5.5%)
   $ 5,000    Benchmark Note                                 5.38%    11/15/2011  $  4,929
     2,000    Series 1999-25 VB                               6.00     4/25/2016     2,010
     1,000    Series 1999-56 D                                7.00    12/18/2014     1,057
     2,000    Series 2001-20 VB                               6.00     9/25/2017     1,985
     1,000    Series 2001-25 D                                6.00     2/25/2014       998
     2,000    Series 2001-29 VB                               6.50     8/25/2016     2,038
     2,807    Series 2001-34 V                                6.00     6/25/2012     2,873
     2,000    Series 2001-69 OD                               5.50    11/25/2013     2,026
                                                                                  --------
                                                                                    17,916
                                                                                  --------
              FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES (11.7%)
    17,081    Reference Note                                  3.25    12/15/2003    17,161
     1,000    Series 2160 VC                                  6.00     8/15/2013     1,018
     1,916    Series 2369 VG                                  6.50    11/15/2011     1,994
     4,000    Series 2389 VH                                  6.00    10/15/2018     3,970
     1,967    Series 2412 VA                                  6.50    11/15/2012     2,054
     2,951    Series 2413 VA                                  6.50    11/15/2012     3,082
     4,000    Series 2427 VL                                  6.50    11/15/2017     4,043
     2,984    Series 2435 VG                                  6.00     2/15/2013     3,072
     2,000    Series 2445 VD                                  6.50     4/15/2018     2,030
                                                                                  --------
                                                                                    38,424
                                                                                  --------
              U.S.TREASURY INFLATION-INDEXED NOTE (5.5%)
    17,461    U.S. Treasury Inflation-Indexed Note            3.50     1/15/2011    18,072
                                                                                  --------
              Total U.S. government & agency issues
                 (cost: $78,062)                                                    79,310
                                                                                  --------
              Total bonds (cost: $139,851)                                         141,201
                                                                                  --------

              MONEY MARKET INSTRUMENTS(1.4%)

     4,376    General Electric Capital Corp.
                 Commercial Paper (cost: $4,376)              1.82     6/03/2002     4,376
                                                                                  --------

              TOTAL INVESTMENTS (COST: $323,246)                                  $326,803
                                                                                  ========

N O T E S
=========-----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND
MAY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

                 The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Stepped coupon note initially issued in zero-coupon form that converts to coupon form at the specified rate and date. As of the end of this reporting period, the security is in zero-coupon form. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase, followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon effective yield.

           (b) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.

           (c) Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

           * Non-income-producing security.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

S T A T E M E N T
=================---------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

ASSETS

   Investments in securities, at market value* (identified cost of $323,246) $326,803
   Cash                                                                           152
   Collateral for securities loaned, at market value                           10,633
   Receivables:
      Capital shares sold                                                         570
      USAA Invesment Management Company                                           165
      Dividends and interest                                                    1,936
      Securities sold                                                           2,122
      Other                                                                         2
                                                                             --------
         Total assets                                                         342,383
                                                                             --------

LIABILITIES

   Payable upon return of securities loaned                                    10,633
   Securities purchased                                                         3,868
   Capital shares redeemed                                                        182
   USAA Transfer Agency Company                                                    74
   Accounts payable and accrued expenses                                           63
                                                                             --------
         Total liabilities                                                     14,820
                                                                             --------
            Net assets applicable to capital shares outstanding              $327,563
                                                                             ========

REPRESENTED BY:

   Paid-in capital                                                           $320,432
   Accumulated undistributed net investment income                              1,399
   Accumulated net realized gain on investments                                 2,175
   Net unrealized appreciation of investments                                   3,557
                                                                             --------
         Net assets applicable to capital shares outstanding                 $327,563
                                                                             ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                             23,067
                                                                             ========
   Net asset value, redemption price, and offering price per share           $  14.20
                                                                             ========
   *Including securities on loan of:                                         $ 10,272
                                                                             ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND
YEAR ENDED MAY 31, 2002

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $7)                        $   1,980
      Interest                                                                   6,092
      Fees from securities loaned                                                    7
                                                                             ---------
         Total income                                                            8,079
                                                                             ---------
   Expenses:
      Management fees                                                            1,762
      Administrative and servicing fees                                            305
      Transfer agent's fees                                                        708
      Custodian's fees                                                              80
      Postage                                                                       89
      Shareholder reporting fees                                                    89
      Trustees' fees                                                                 5
      Registration fees                                                             65
      Professional fees                                                             43
      Other                                                                         27
                                                                             ---------
         Total expenses                                                          3,173
      Expenses reimbursed                                                         (778)
      Expenses paid indirectly                                                      (1)
                                                                             ---------
         Net expenses                                                            2,394
                                                                             ---------
            Net investment income                                                5,685
                                                                             ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net realized gain on investments                                           5,191
      Change in net unrealized appreciation/depreciation                       (10,390)
                                                                             ---------
            Net realized and unrealized loss                                    (5,199)
                                                                             ---------
Increase in net assets resulting from operations                             $     486
                                                                             =========

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA BALANCED STRATEGY FUND
YEARS ENDED MAY 31,

FROM OPERATIONS                                            2002         2001
                                                       ---------------------
   Net investment income                               $  5,685     $  3,657
   Net realized gain on investments                       5,191        8,293
   Change in net unrealized appreciation/depreciation
      of investments                                    (10,390)         280
                                                       ---------------------
      Increase in net assets resulting
         from operations                                    486       12,230
                                                       ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                 (5,188)      (3,411)
                                                       ---------------------
   Net realized gains                                   (10,073)      (7,862)
                                                       ---------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                            175,556       51,198
   Reinvested dividends                                  15,089       11,109
   Cost of shares redeemed                              (33,284)     (26,440)
                                                       ---------------------
      Increase in net assets from
         capital share transactions                     157,361       35,867
                                                       ---------------------
Net increase in net assets                              142,586       36,824

NET ASSETS

   Beginning of period                                  184,977      148,153
                                                       ---------------------
   End of period                                       $327,563     $184,977
                                                       =====================
Accumulated undistributed net investment income:
   End of period                                       $  1,399     $    893
                                                       =====================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                           12,182        3,485
   Shares issued for dividends reinvested                 1,069          744
   Shares redeemed                                       (2,314)      (1,807)
                                                       ---------------------
      Increase in shares outstanding                     10,937        2,422
                                                       =====================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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          to FINANCIAL Statements

USAA BALANCED STRATEGY FUND
MAY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Balanced Strategy Fund (the
         Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are

24

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          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

                  readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund elected to utilize equalization debits by which a portion of the cost of redemptions, which occurred during the year ended May 31, 2002, reduced accumulated net realized gain. As a result of this and other differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase paid-in capital by $84,000, increase accumulated undistributed net investment income by $13,000, and decrease accumulated net realized gain on investments by $97,000.

               Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and unrealized gains on investments in passive foreign investment companies; and the tax deferral of losses on "wash

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

               sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:



                                                      2002            2001
               -----------------------------------------------------------------

               Ordinary income                     $7,124,000      $5,325,000
               Long-term capital gains              8,137,000       5,948,000


               As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:


               Undistributed ordinary income                         $4,788,000
               Accumulated net realized loss on investments          (1,082,000)
               Unrealized appreciation                                3,425,000


            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

            D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash

26

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

               balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements reduced expenses by $1,000.

            E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset

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          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

         by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

         At May 31, 2002, the Fund had a post-October deferred capital loss for federal income tax purposes of $1,082,000, which will be recognized for tax purposes on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $245,896,000 and $97,739,000, respectively.

         The cost of securities at May 31, 2002, for federal income tax purposes, was $323,378,000.

         Gross unrealized appreciation and depreciation of investments at May 31, 2002, for federal income tax purposes, were $24,336,000 and $20,911,000, respectively.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality shortterm investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2002, the Fund loaned securities having a fair market value

28

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

         of approximately $10,272,000 and held collateral of $10,633,000 for the loans.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Balanced Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

               (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------
+/-1.00% to 4.00%                  +/-0.04%
+/-4.01% to 7.00%                  +/-0.05%
+/-7.01% and greater               +/-0.06%

         (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets through September 30, 2002, after the effect of any custodian fee offset arrangements. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $26.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a

30

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

               continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income any paydown gains or losses realized on mortgage-backed securities and asset-backed securities. This change does not affect the Fund's net asset value but does change the classification of certain amounts in the statement of operations. For the year ended May 31, 2002, interest income increased by $13,000, net realized gain on investments decreased by $8,000, and the change in net unrealized appreciation/depreciation of investments decreased by $5,000. In addition, the Fund recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income by $4,000 to reflect the cumulative effect of this change up to the date of adoption of June 1, 2001.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

         Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on September 1, 1995. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

(10) SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

         On June 26, 2002, the Trust's Board of Trustees (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments in equity securities, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and an interim investment subadvisory agreement (Interim Subadvisory Agreement) between the Manager and Wellington Management Company, LLP (Wellington Management).These interim agreements took effect on June 28, 2002.

         Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the portion of the Fund's assets managed by Wellington Management, rather than directly managing this portion of the Fund's assets. The Manager continues to directly manage the non-equity portions of the Fund's assets. The Fund pays the Manager the same management fee under the Interim Agreement that it paid under the

32

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

         Former Agreement. Under the Interim Subadvisory Agreement, Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

         The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the Manager and an investment subadvisory agreement (Subadvisory Agreement) between the Manager and Wellington Management. The Proposed Agreement and Subadvisory Agreement will be submitted to shareholders of the Fund at a meeting that is expected to be held in the fall of 2002.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA BALANCED STRATEGY FUND
MAY 31, 2002

(11) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED MAY 31,
                                             -------------------------------------------------------------------
                                                 2002             2001         2000        1999        1998
                                             --------------------------------------------------------------
Net asset value at
   beginning of period                       $  15.25         $  15.26     $  14.02     $ 13.46     $ 12.11
                                             --------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                          .35(a,c)         .33          .27         .25         .35
   Net realized and
      unrealized gain (loss)                     (.40)(c)          .77         1.22         .74        1.64
                                             --------------------------------------------------------------
Total from investment operations                 (.05)            1.10         1.49         .99        1.99
                                             --------------------------------------------------------------
Less distributions:
   From net investment income                    (.34)            (.32)        (.25)       (.27)       (.35)
   From capital gains                            (.66)            (.79)           -        (.16)       (.29)
                                             --------------------------------------------------------------
Total distributions                             (1.00)           (1.11)        (.25)       (.43)       (.64)
                                             --------------------------------------------------------------
Net asset value at end of period             $  14.20         $  15.25     $  15.26     $ 14.02     $ 13.46
                                             ==============================================================
Total return (%)*                                (.06)            7.37        10.65        7.63       16.82
Net assets at end of period (000)            $327,563         $184,977     $148,153     $95,755     $70,046
Ratio of expenses to
   average net assets (%)                        1.02(b,d)        1.23         1.25        1.25        1.25
Ratio of expenses to average
   net assets excluding
   reimbursements (%)                            1.35(b)           N/A         1.26        1.31        1.31
Ratio of net investment income
   to average net assets (%)                     2.41(c)          2.30         1.92        1.88        2.85
Portfolio turnover (%)                          42.34            80.60        87.11       63.39       22.18

  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Calculated using average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangement.
(c) The adoption of the change in amortization method discussed in Note 8, New Accounting Pronouncement, had no effect on these amounts.
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets through September 30, 2002. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.

34

D I R E C T O R S '
==================--------------------------------------------------------------
                   INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds.
                 Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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                                                                              37

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                        INFORMATION

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

38

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
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                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for
                 IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

40

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42

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

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

--------------------------------------------------------------------------------
[LOGO]USAA(R)      9800 Fredericksburg Road                      -----------
                   San Antonio, Texas 78288                       PRSRT STD
                                                                     U.S.
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